Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income by Component, Net of Tax

The changes in accumulated other comprehensive income by component, net of tax, were as follows:

	Foreign currency translation adjustment	Unrealized gain on available-for-sale debt securities	Total
	RMB	RMB	RMB
Balance at December 31, 2017	91,618	1,508	93,126
Other comprehensive income before reclassification	1,787,553	58,335	1,845,888
Amounts reclassified from accumulated other comprehensive income	—	(59,024)	(59,024)
Net current-period other comprehensive income/(loss)	1,787,553	(689)	1,786,864
Other comprehensive income attributable to noncontrolling interests	—	(44)	(44)
Balance at December 31, 2018	1,879,171	775	1,879,946
Other comprehensive income before reclassification	228,974	9,338	238,312
Amounts reclassified from accumulated other comprehensive income	—	(9,635)	(9,635)
Net current-period other comprehensive income/(loss)	228,974	(297)	228,677
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(1,926)	21	(1,905)
Balance at December 31, 2019	2,106,219	499	2,106,718
Other comprehensive income before reclassification	433,497	14,071	447,568
Amounts reclassified from accumulated other comprehensive income	—	(14,169)	(14,169)
Net current-period other comprehensive income/(loss)	433,497	(98)	433,399
Other comprehensive loss/(income) attributable to noncontrolling interests and redeemable noncontrolling interests	2,571	(8)	2,563
Balance at December 31, 2020	2,542,287	393	2,542,680
Balance at December 31, 2020 in US$	389,623	60	389,683

Tax Benefit/(Expense) Allocated to Each Component of Other Comprehensive Income

The following table sets forth the tax benefit/(expense) allocated to each component of other comprehensive income for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Unrealized gains on available-for-sale debt securities
Other comprehensive income before reclassification	(1,499)	(1,672)	(2,601)	(399)
Amounts reclassified from accumulated other comprehensive income	1,405	1,727	2,611	400
Net current-period other comprehensive (income)/loss	(94)	55	10	1